Significant Accounting Policies - Company's Nonconsolidated VIEs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securitized HECM Loan Inventory [Member]
Carrying value of the VIEs
Assets
Liabilities	912	2,299
Maximum exposure to loss in nonconsolidated VIEs
Commitments	29,017	12,874
Purchased interests
MBS Held within Assets of Business Held for Sale [Member]
Carrying value of the VIEs
Assets	108,999	16,399
Liabilities
Maximum exposure to loss in nonconsolidated VIEs
Commitments
Purchased interests	$ 108,999	$ 16,399